RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 10 — RELATED PARTY TRANSACTIONS

MB Technology Holdings, LLC

On April 29, 2014, the Company entered into a management agreement (the “Management Agreement”) with MB Technology Holdings, LLC (“MBTH”), pursuant to which MBTH agreed to provide certain management and financial services to the Company for a monthly fee of $25,000. The Management Agreement was effective January 1, 2014. For the three and nine months ended September 30, 2016 and 2015, the Company incurred fees related to the Management Agreement of $75,000 and $225,000, respectively. Roger Branton, the Company’s Chief Financial Officer, and George Schmitt, the Company’s Chief Executive Officer and Chairman of the Board, are directors of MBTH, and Richard Mooers, a director of the Company, is the CEO and a director of MBTH.
The Company has agreed to award MBTH a 3% cash success fee if MBTH arranges financing for the Company, arranges a merger, consolidation or sale by the Company of substantially all of its assets. The Company incurred approximately $436,000 as a success fee for equity financings that closed between August 1, 2015 and September 30, 2016, which was recorded as General and Administrative expense as consulting fees.
On March 3, 2016, our Board of Directors approved the issuance of up to $300,000 in shares of common stock to MBTH as compensation for financial services in connection with the IMT acquisition. Such shares of common stock were to be issued to MBTH in an initial tranche in the amount of $150,000 on March 15, 2016, which shares of common stock have not yet been issued and a second tranche to MBTH of up to $150,000 in shares of common stock if IMT achieves certain performance goals by December 31, 2016. On August 10, 2016, the disinterested members of the Board of Directors believing it to be in the best interest of the Company, resolved to pay the award in cash instead of shares. The Company accrued $150,000 in the due to related party balance owed to MBTH and has paid these cash fees as of the date of this report.
During the three and nine months ended September 30, 2016, the Company issued 166,330 and 255,963 shares of common stock, respectively, to MBTH in settlement of amounts due of $60,000 and $304,000. In addition during the nine months ended September 30, 2016, the Company repaid $355,000 of amounts due to MBTH in cash. The balances outstanding to MBTH at September 30, 2016 and December 31, 2015 are $27,000 and $24,000, respectively and these amounts have been included in due to related parties on the Condensed Consolidated Balance Sheet.

George Schmitt — Due to Related Party

On July 25, 2016, the Company repaid the outstanding principal totaling $300,000 and $70,484 in interest to George Schmitt, Chief Executive Officer and Chairman of the Board. As of September 30, 2016, the Company has repaid in full the advances George Schmitt made to the Company in 2015. For the three and nine months ended September 30, 2016, the Company accrued interest expense of $2,000 and $14,000, respectively.

16 — RELATED PARTY TRANSACTIONS

MB Technology Holdings, LLC

On April 29, 2014, the Company entered into a management agreement (the “Management Agreement”) with MB Technology Holdings, LLC (“MBTH”), pursuant to which MBTH agreed to provide certain management and financial services to the Company for a monthly fee of $25,000. The Management Agreement was effective January 1, 2014. The Company incurred fees related to the Management Agreement of $300,000 and $300,000 respectively, for the years ended December 31, 2015 and 2014. As of December 31, 2015, MBTH owned approximately 6.1% of the Company’s outstanding shares. Roger Branton, the Company’s Chief Financial Officer, George Schmitt, the Company’s Executive Chairman and, effective as of February 17, 2015, Chief Executive Officer, are directors of MBTH, and Richard Mooers, a director of the Company, is the CEO and a director of MBTH.
On February 24, 2015, the Company issued 33,260 shares of common stock to MBTH in consideration of settling $1,756,098 of amounts due to related parties at a price of $52.80 per share. The balance outstanding to MBTH at December 31, 2015 is $24,000 and has been included in due to related parties on the balance sheet.
The Company has agreed to award MBTH a 3% cash success fee if MBTH arranges financing, a merger, consolidation or sale by the Company of substantially all of its assets. On February 24, 2015, MBTH invoiced the Company for $700,000 in fees associated with equity financings that had occurred through April 16, 2014 at a rate of 3% per financing less certain discounts. The Company also accrued for an additional fee of approximately $109,000 for equity financings between April 17, 2014 and December 31, 2014. The balance of $809,000 was recorded as an expense in general and administrative expenses and included in due to related parties as of December 31, 2014. The $809,000 was included in the settlement of amounts due to related parties in exchange for common stock on February 24, 2015, as disclosed above. The Company accrued an additional approximate $90,000 for equity financings between January 1, 2015 and December 31, 2015 which is included in due to related parties on the balance sheet. The Company recorded the $90,000 in general and administrative expenses on the accompanying statement of operations.

George Schmitt — Due to Related Party

On December 30, 2014, the Company received a $245,000 loan from George Schmitt, Chairman of the Board and, effective as of February 17, 2015, Chief Executive Officer. This amount was recorded in due to related parties.
On February 23, 2015, the Company issued 845,000 shares of Series B Preferred Stock, 442 shares of common stock, and warrants to purchase an aggregate 3,521 shares of common stock exercisable for five years at a price of $240.00 per share in full settlement and extinguishment of $845,000 due to family members of George Schmitt. See Note 6.
From January 1, 2015 through December 31, 2015, the Company received a total of $1,900,000 in loans from George Schmitt, Chairman of the Board and, effective as of February 17, 2015, Chief Executive Officer. On August 19, 2015, the Company repaid $500,000 of the outstanding due to related party balance owed to George Schmitt.
In October 2015, George Schmitt, Chief Executive Officer and Chairman of the Board, agreed to convert $500,000 of existing loans due from the Company into 74,405 shares of the Company’s common stock with a grant date fair value of approximately $500,000.

Deferred Revenue

On October 16, 2013, the Company completed the first delivery of xMax comprehensive cognitive radio system, shipping equipment and providing engineering services required to fulfill the $179,000 purchase order that was received from rural broadband provider Walnut Hill Telephone Company on November 26, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Walnut Hill Telephone Company. Given that Larry Townes was a director of xG Technology at the time of the purchase order, the sale of equipment to Walnut Hill Telephone Company was, at the time it was entered into, considered to be a related party transaction. Due to Walnut Hill Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction was considered deferred revenue as of December 31, 2014.
On December 16, 2013, the Company sold xMax comprehensive cognitive radio system to Haxtun Telephone Company for $301,000 to fulfill a purchase order that was received on November 24, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Haxtun Telephone Company. Given that Larry Townes was a Director of xG Technology at the time of the purchase order (Larry Townes resigned as a Director effective December 30, 2014), the sale of equipment to Haxtun Telephone Company was, at the time it was entered into, considered to be a related party transaction. Due to Haxtun Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction was considered deferred revenue as of December 31, 2014.
On March 31, 2015, the Company shipped additional equipment purchased by Larry Townes and received a partial payment for the equipment that had been previously delivered in those transactions as the purchasers indicated that the equipment met certain technical specifications associated with their networks. Despite the technical specifications being met, the customer opted to return a portion of the equipment to the Company during the year ended December 31, 2015 resulting in the Company reversing accounts receivable of $336,000, with a corresponding reversal to deferred revenue.
In May 2015, the Company received an order for approximately $100,000 in xMax mobile broadband wireless equipment and services which will be deployed in a network to be initially installed in Escazu, Costa Rica, with plans to expand in other Latin American locations. The xMax equipment order was received from Itellum, LLC (“Itellum”), an entity owned by MBTH, a related party, one of four companies who have entered into a formal agreement to participate in the initial xMax deployment as well as expansion into other Latin American markets thereafter. The other partners include Level 3 Communications (“Level 3”), Osmin Vargas Corporacion (“OV”), and MBTH. In June 2015, the Company announced the successful installation and initial deployment of an xMax broadband network in Escazu, Costa Rica by Itellum. This represents the first stage of xMax network deployments that are expected to cover additional areas of Costa Rica, with plans for expansion into other Latin American locations. In June 2015, the Company received an additional order for approximately $58,000 in xMax mobile broadband wireless equipment and services from Itellum.
Related party revenue was $156,000 for the year ended December 31, 2015 compared to $0 for the year ended December 31, 2014.